Business Combinations - Additional Information (Details) - USD ($)	1 Months Ended				12 Months Ended
	Jul. 31, 2018	Oct. 31, 2017	May 31, 2017	Sep. 30, 2016	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Business Acquisition [Line Items]
Stock-based compensation expense					$ 39,942,000	$ 12,742,000	$ 18,886,000
Goodwill					19,846,000	19,182,000	12,057,000
Acquisition costs					200,000
General and Administrative Expense
Business Acquisition [Line Items]
Stock-based compensation expense					$ 7,255,000	$ 3,109,000	11,798,000
Developed Technology
Business Acquisition [Line Items]
Acquired identifiable intangible assets amortization period					2 years 6 months	3 years 4 months 24 days
Maximum | Developed Technology
Business Acquisition [Line Items]
Estimated useful lives of assets					5 years
Minimum | Developed Technology
Business Acquisition [Line Items]
Estimated useful lives of assets					4 years
Lambda Lab
Business Acquisition [Line Items]
Business acquisition, share capital acquired	100.00%
Business acquisition, purchase consideration	$ 1,997,000
Ordinary shares, excluded from purchase consideration	134,474
Common shares issued	$ 2,200,000
Stock based compensation expense over the vesting term	$ 2,200,000
Vesting term	2 years
Stock-based compensation expense					$ 1,400,000
Business combination, accrued expenses and other accrued liabilities					1,100,000
Business combination, other liabilities non current					1,100,000
Deferred stock based compensation, prepaid expense and other assets					800,000
Deferred stock based compensation, other assets					100,000
Goodwill	$ 1,038,000				1,000,000
Lambda Lab | Developed Technology
Business Acquisition [Line Items]
Intangible assets	$ 1,339,000				$ 1,300,000
Intangible assets amortization method					straight-line basis
Estimated useful lives of assets					4 years
Lambda Lab | Maximum
Business Acquisition [Line Items]
Number of years from the close of the acquisition, shares subject to repurchase	2 years
Swiftype Inc
Business Acquisition [Line Items]
Business acquisition, share capital acquired		100.00%
Business acquisition, purchase consideration		$ 1,724,000
Common shares issued		8,392,000
Intangible assets		5,600,000
Goodwill		1,885,000
Business combination, cash acquired		$ 1,100,000
Business combination, equity consideration percentage subject to repurchase		15.00%
Business combination, ordinary shares issued subject to repurchase		109,842
Number of months from the close of the acquisition, shares subject to repurchase		15 months
Business combination, contingent consideration, indemnity claims		$ 0
Business combination, indemnification expiration year and month					2019-01
Acquired identifiable intangible assets amortization period		4 years
Swiftype Inc | General and Administrative Expense
Business Acquisition [Line Items]
Business combination, acquisition costs		$ 300,000
Swiftype Inc | Developed Technology
Business Acquisition [Line Items]
Intangible assets		$ 5,392,000
Acquired identifiable intangible assets amortization period		4 years
Opbeat
Business Acquisition [Line Items]
Business acquisition, share capital acquired			100.00%
Business acquisition, purchase consideration			$ 3,123,000
Common shares issued			4,019,000
Goodwill			4,925,000
Business combination, cash acquired			$ 100,000
Business combination, equity consideration percentage subject to repurchase			15.00%
Business combination, ordinary shares issued subject to repurchase			73,349
Number of months from the close of the acquisition, shares subject to repurchase			15 months
Business combination, contingent consideration, indemnity claims			$ 0
Business combination, indemnification expiration year and month					2018-08
Opbeat | Founders
Business Acquisition [Line Items]
Ordinary shares, excluded from purchase consideration			93,052
Common shares issued			$ 900,000
Stock based compensation expense over the vesting term			$ 900,000
Vesting term			2 years
Stock-based compensation expense					$ 500,000	$ 400,000
Business combination, accrued expenses and other accrued liabilities					$ 500,000
Opbeat | Founders | First Year Anniversary
Business Acquisition [Line Items]
Business acquisition, purchase consideration			$ 700,000
Opbeat | Founders | Second Year Anniversary
Business Acquisition [Line Items]
Business acquisition, purchase consideration			700,000
Opbeat | Founders | Accrued Expenses and Other Accrued Liabilities
Business Acquisition [Line Items]
Business combination, accrued contingent cash payment						700,000
Opbeat | General and Administrative Expense
Business Acquisition [Line Items]
Acquisition costs						$ 300,000
Opbeat | Developed Technology
Business Acquisition [Line Items]
Intangible assets			$ 1,846,000
Intangible assets amortization method					straight-line basis
Estimated useful lives of assets			4 years
Acquired identifiable intangible assets amortization period			4 years
Opbeat | Maximum | Founders
Business Acquisition [Line Items]
Number of years from the close of the acquisition, shares subject to repurchase			2 years
Deferred stock based compensation, prepaid expense and other assets					$ 100,000
Prelert
Business Acquisition [Line Items]
Business acquisition, share capital acquired				100.00%
Business acquisition, purchase consideration				$ 5,000,000
Common shares issued				5,708,000
Goodwill				7,554,000
Business combination, cash acquired				500,000
Business combination, contingent consideration, indemnity claims				$ 0
Business combination, indemnification expiration year and month					2018-03
Business combination, equity consideration percentage held back for indemnification				12.50%
Business combination, ordinary shares held back for indemnification				98,425
Business combination, indemnification period				18 months
Prelert | General and Administrative Expense
Business Acquisition [Line Items]
Business combination, acquisition costs							$ 200,000
Prelert | Developed Technology
Business Acquisition [Line Items]
Intangible assets				$ 411,000
Acquired identifiable intangible assets amortization period				5 years
Prelert | Developed Technology, Customer Relationships and Trade Name
Business Acquisition [Line Items]
Intangible assets				$ 600,000
Intangible assets amortization method					straight-line basis
Prelert | IPR&D
Business Acquisition [Line Items]
Intangible assets				$ 1,525,000
Estimated useful lives of assets			5 years
Prelert | Maximum | Developed Technology, Customer Relationships and Trade Name
Business Acquisition [Line Items]
Estimated useful lives of assets				5 years
Prelert | Minimum | Developed Technology, Customer Relationships and Trade Name
Business Acquisition [Line Items]
Estimated useful lives of assets				4 years